Shareholders' equity	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 13 – Shareholders’ equity

Statutory reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors.

The statutory surplus reserve fund is non-discretionary other than during liquidation and can be used to fund previous years’ losses, if any, and may be utilized for business expansion or converted into share capital by issuing new shares to existing shareholders in proportion to their shareholding or by increasing the par value of shares currently held by them, provided the remaining statutory surplus reserve balance after such issue is not less than 25% of the registered capital before the conversion.

Pursuant to the Company’s articles of incorporation, the Company is to appropriate 50% of the entity’s registered capital as the statutory surplus reserve.

The Company made appropriations of $1,375,990 and $1,148,333 in 2014 and 2013, respectively.

Stock split

On November 25, 2014, the Company completed a 1,000-for-1 stock split of its common stock and simultaneously repurchased and canceled 30,000,000 shares. All common shares and per share information in the financial statements and footnotes have been retroactively adjusted to reflect the effects of this stock split.

Since the transaction of the repurchase and cancellation of 30,000,000 shares cannot be retroactively applied, as of December 31, 2013, the Company had 50,000,000 shares of common stock authorized and outstanding.